UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07326

                         Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund Semiannual Report — June 30, 2014	Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 1.4% compared with an increase of 0.6% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the six months was 0.02%. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year		5/14/93
AAA Shares (GABCX)	1.37%	3.54%	4.15%	4.61%		6.25%
Advisor Shares (GADVX)	1.28	3.40	3.90	4.43		6.16
S&P Long-Only Merger Arbitrage Index	0.59	3.26	5.25	N/A	(b)	N/A	(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.00	0.01	1.27		2.49	(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.02	0.05	0.11	1.63		2.98
S&P 500 Index	7.14	24.61	18.83	7.78		9.45	(c)

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA and the Advisor Class Shares, are 0.58% and 0.83%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2014. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,013.70	0.56%	$2.80
Advisor Class	$1,000.00	$1,012.80	0.81%	$4.04
Hypothetical 5% Return
Class AAA	$1,000.00	$1,022.02	0.56%	$2.81
Advisor Class	$1,000.00	$1,020.78	0.81%	$4.06

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	61.6%
Retail	5.3%
Energy and Utilities	5.1%
Health Care	4.5%
Financial Services	4.3%
Food and Beverage	4.2%
Electronics	3.6%
Telecommunications	2.7%
Business Services	1.7%
Cable and Satellite	1.0%
Equipment and Supplies	1.0%
Building and Construction	0.8%
Diversified Industrial	0.6%
Specialty Chemicals	0.5%
Computer Software and Services	0.5%
Metals and Mining	0.5%
Semiconductors	0.4%
Automotive: Parts and Accessories	0.4%
Wireless Communications	0.3%

Broadcasting	0.3%
Hotels and Gaming	0.2%
Entertainment	0.1%
Consumer Products	0.1%
Real Estate	0.1%
Communications Equipment	0.1%
Machinery	0.1%
Consumer Services	0.0%*
Paper and Forest Products	0.0%*
Other Assets and Liabilities (Net)	2.5%

Short Positions
Health Care	(1.5)%
Building and Construction	(1.0)%
Forward Foreign Exchange Contracts	(0.0)%*
Financial Services	(0.0)%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 38.1%
	Automotive: Parts and Accessories — 0.4%
135,084	Cooper Tire & Rubber Co.	$3,177,399	$4,052,520
7,800	Strattec Security Corp.	107,069	503,022
55,300	The Pep Boys - Manny, Moe & Jack†	644,542	633,738

		3,929,010	5,189,280

	Broadcasting — 0.3%
8,500	Cogeco Inc.	165,549	438,203
150,129	LIN Media LLC, Cl. A†	3,716,673	4,091,015
4,000	Salem Communications Corp., Cl. A	2,780	37,840

		3,885,002	4,567,058

	Building and Construction — 0.7%
279,360	Lennar Corp., Cl. B	9,251,237	9,925,661

	Business Services — 1.7%
700	Ascent Capital Group Inc., Cl. A†	56,268	46,207
100,000	Blackhawk Network Holdings Inc., Cl. B†	2,386,629	2,685,000
500	Bull†	3,383	3,375
40,000	Diebold Inc.	1,220,261	1,606,800
50,028	Global Sources Ltd.†	426,623	414,232
20,000	GrainCorp Ltd., Cl. A	162,315	158,416
233,000	MICROS Systems Inc.†	15,790,992	15,820,700
500	PubliGroupe AG	117,882	119,531
15,000	The Brink’s Co.	380,770	423,300
30,000	The Interpublic Group of Companies Inc.	584,419	585,300
50,000	TNT Express NV	542,493	452,554

		21,672,035	22,315,415

	Cable and Satellite — 1.0%
1,000	AMC Networks Inc., Cl. A†	33,167	61,490
135,000	British Sky Broadcasting Group plc	1,487,534	2,088,582
195,000	Cablevision Systems Corp., Cl. A	2,945,617	3,441,750
50,000	DIRECTV†	3,906,089	4,250,500
175,000	Sky Deutschland AG†	1,509,704	1,612,214
14,000	Time Warner Cable Inc.	1,900,178	2,062,200
2,000	ZON OPTIMUS SGPS SA	19,660	13,145

		11,801,949	13,529,881

	Communications Equipment — 0.1%
3,000	RDA Microelectronics Inc., ADR	53,612	51,330
36,000	Riverbed Technology Inc.†	731,781	742,680

		785,393	794,010

	Computer Software and Services — 0.5%
100,000	BMC Software Stub†	0	5,000

Shares		Cost	Market Value
24,000	Cision AB†	$225,590	$218,213
10,000	eBay Inc.†	344,922	500,600
1,000	Fidelity National Information Services Inc.	27,410	54,740
420,000	Fusion-io Inc.†	4,788,120	4,746,000
52,000	iGO Inc.†	163,480	166,400
2,400	Mentor Graphics Corp.	17,031	51,768
3,000	Micro Focus International plc	24,371	44,565
25,000	ReadSoft AB, Cl. B	152,416	165,755
500	Schawk Inc.	10,111	10,180
26,000	Yahoo! Inc.†	385,546	913,380

		6,138,997	6,876,601

	Consumer Products — 0.1%
50,000	Avon Products Inc.	890,159	730,500
37,000	Blyth Inc.	431,996	287,860

		1,322,155	1,018,360

	Consumer Services — 0.0%
1,000	Liberty Interactive Corp., Cl. A†	17,478	29,360
404	Liberty Ventures, Cl. A†	7,697	29,815
1,000	OpenTable Inc.†	103,516	103,600
10,000	The ADT Corp.	246,595	349,400

		375,286	512,175

	Diversified Industrial — 0.6%
11,000	Fortune Brands Home & Security Inc.	140,240	439,230
5,000	Foster Wheeler AG	159,199	170,350
80,000	Handy & Harman Ltd.†	462,687	2,141,600
4,000	ITT Corp.	71,291	192,400
30,000	Katy Industries Inc.†	23,298	32,700
1,000	MOCON Inc.	13,496	15,810
40,000	Myers Industries Inc.	415,859	803,600
10,000	Texas Industries Inc.†	843,768	923,600
60,000	Tyco International Ltd.	1,142,432	2,736,000
13,000	Wartsila OYJ Abp	716,555	644,749

		3,988,825	8,100,039

	Electronics — 3.6%
70,000	Alliance Semiconductor Corp.†	240,731	56,000
250,000	Cobra Automotive Technologies SpA†	501,040	508,010
45,000	Emulex Corp.†	318,107	256,500
485,000	Hittite Microwave Corp.	37,804,949	37,805,750
100,400	Laird plc	313,490	487,635
100,000	Measurement Specialties Inc.†	8,601,497	8,607,000
12,000	MoSys Inc.†	45,904	37,680
3,000	Texas Instruments Inc.	81,057	143,370

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
100,000	Wolfson Microelectronics plc†	$392,382	$396,187

		48,299,157	48,298,132

	Energy and Utilities — 5.1%
1,480,000	Alvopetro Energy Ltd.†	1,548,384	1,678,272
23,000	Anadarko Petroleum Corp.	2,329,604	2,517,810
10,000	Apache Corp.	903,905	1,006,200
1,000,000	Caracal Energy Inc.†	8,994,336	9,378,423
20,000	Cleco Corp.	1,121,910	1,179,000
4,000	CONSOL Energy Inc.	149,600	184,280
50,000	Dart Energy Ltd.†	43,038	8,487
210,000	Dragon Oil plc	1,303,479	2,204,871
25,000	Endesa SA	552,970	967,068
5,000	Equal Energy Ltd.	27,000	27,100
93,714	EXCO Resources Inc.	487,079	551,975
3,000	Exxon Mobil Corp.	171,135	302,040
10,000	Great Plains Energy Inc.	137,405	268,700
420,000	Gulf Coast Ultra Deep Royalty Trust†	735,000	1,230,600
10,000	Halcon Resources Corp.†	86,812	72,900
5,000	Hess Corp.	253,364	494,450
42,600	Integrys Energy Group Inc.	2,933,176	3,030,138
57,000	National Fuel Gas Co.	3,310,142	4,463,100
22,000	NorthWestern Corp.	529,680	1,148,180
3,000	NRG Energy Inc.	85,978	111,600
1,000	Origin Energy Ltd.	15,738	13,786
310,000	Pepco Holdings Inc.	8,296,716	8,518,800
190,000	Severn Trent plc	5,128,103	6,282,174
9,000	Steel Excel Inc.†	238,313	318,150
330,026	UNS Energy Corp.	19,640,105	19,936,871
1,800	Walter Energy Inc.	25,539	9,810
100,000	Weatherford International plc†	1,490,936	2,300,000
80,000	WesternZagros Resources Ltd.†	287,279	89,218

		60,826,726	68,294,003

	Entertainment — 0.1%
10,000	Digital Cinema Destinations Corp.†	60,086	60,100
2,000	Discovery Communications Inc., Cl. A†	34,253	148,560
2,000	Discovery Communications Inc., Cl. C†	36,926	145,180
4,000	Scripps Networks Interactive Inc., Cl. A	309,855	324,560
23,000	Take-Two Interactive Software Inc.†	210,583	511,520
7,000	The Madison Square Garden Co., Cl. A†	265,633	437,150

Shares		Cost	Market Value
4,000	Vivendi SA	$69,949	$97,878

		987,285	1,724,948

	Equipment and Supplies — 1.0%
606,600	Kentz Corp. Ltd.	9,608,701	9,613,082
6,000	The L.S. Starrett Co., Cl. A	65,790	92,280
14,000	The Timken Co.	711,740	949,760
50,000	Xylem Inc.	1,467,071	1,954,000

		11,853,302	12,609,122

	Financial Services — 4.3%
100,000	AllianceBernstein Holding LP	2,044,174	2,588,000
1,650	Argo Group International Holdings Ltd.	39,700	84,331
500	Aspen Insurance Holdings Ltd.	22,848	22,710
1,587	Fidelity National Financial Inc., Cl. A†	52,272	51,990
12,000	H&R Block Inc.	168,309	402,240
90,000	Hudson City Bancorp Inc.	787,292	884,700
30,000	Kinnevik Investment AB, Cl. A	1,140,872	1,290,868
60,000	KKR & Co. LP	349,003	1,459,800
2,000	M&T Bank Corp.	168,239	248,100
1,800	MasterCard Inc., Cl. A	35,934	132,246
150,000	National Interstate Corp.	4,454,385	4,203,000
60,000	Navient Corp.	370,201	1,062,600
10,000	Oritani Financial Corp.	103,087	153,900
63,000	Pohjola Bank plc, Cl. A	1,444,025	1,371,628
586,872	Protective Life Corp.	40,702,785	40,687,836
85,000	SLM Corp.	399,984	706,350
7,312	Sterling Bancorp	65,721	87,744
78,877	SWS Group Inc.†	587,168	574,225
500	TF Financial Corp.	20,753	21,240
7,000	The PNC Financial Services Group Inc.	303,724	623,350
500	Tower Group International Ltd.†	1,312	900
263,000	Wright Investors’ Service Holdings Inc.†	657,500	485,235

		53,919,288	57,142,993

	Food and Beverage — 4.2%
2,080,000	Parmalat SpA	7,748,544	7,114,665
5,500	Pernod Ricard SA	425,711	660,482
5,000	Pinnacle Foods Inc.	171,344	164,500
23,000	Post Holdings Inc.†	602,790	1,170,930
15,000	Remy Cointreau SA	799,735	1,380,049
724,676	The Hillshire Brands Co.	39,896,251	45,147,315
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	68,912	74,022

		49,713,287	55,711,963

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care — 4.4%
3,068	Allergan Inc.	$454,292	$519,167
420,465	ArthroCare Corp. Stub†	0	147,163
105,000	AstraZeneca plc, ADR	8,187,153	7,802,550
1,000	Bio-Rad Laboratories Inc., Cl. A†	99,940	119,710
40,000	Celesio AG	1,265,251	1,424,072
102,000	Covidien plc	8,916,125	9,198,360
225,000	Forest Laboratories Inc.†	21,059,215	22,275,000
70,000	Furiex Pharmaceuticals Inc.†	7,296,544	7,432,600
1,000	Gentiva Health Services Inc.†	14,582	15,060
3,000	Grifols SA, ADR	40,260	132,150
16,000	ICU Medical Inc.†	976,738	972,960
90,000	Idenix Pharmaceuticals Inc.†	2,172,428	2,169,000
3,000	Illumina Inc.†	130,311	535,620
1,000	Lexicon Pharmaceuticals Inc.†	1,640	1,610
500	Mead Johnson Nutrition Co.	12,000	46,585
219,900	Medical Action Industries Inc.†	3,010,144	3,019,227
1,000	Merck & Co. Inc.	31,789	57,850
433,000	Myrexis Inc.†	44,849	70,189
165,000	Nordion Inc.†	1,908,108	2,072,400
1,000	QLT Inc.†	6,451	6,180
2,000	Questcor Pharmaceuticals Inc.	179,414	184,980
1,000	Rhoen Klinikum AG	20,826	33,027
200	Shire plc, ADR	36,960	47,098
4,000	Smith & Nephew plc, ADR	368,774	357,120
1,000	Taro Pharmaceuticals Industries Ltd.†	39,430	140,240
1,000	UCB SA†	25,081	84,775

		56,298,305	58,864,693

	Hotels and Gaming — 0.2%
4,000	Churchill Downs Inc.	170,584	360,440
1,000	Giant Interactive Group Inc., ADR	11,236	11,840
30,000	International Game Technology	475,912	477,300
45,000	MTR Gaming Group Inc.†	235,904	240,750
8,000	Orient-Express Hotels Ltd., Cl. A†	87,810	116,320
25,000	Ryman Hospitality Properties Inc.	1,076,449	1,203,750

		2,057,895	2,410,400

	Machinery — 0.1%
11,000	Astec Industries Inc.	440,343	482,680
20,040	CNH Industrial NV	234,457	204,809

		674,800	687,489

Shares		Cost	Market Value
	Metals and Mining — 0.5%
100,000	Alcoa Inc.	$956,116	$1,489,000
15,000	Augusta Resource Corp.†	47,260	47,374
110,000	AuRico Gold Inc.	880,240	468,600
2,000	Camino Minerals Corp.†	3,744	150
5,000	Chaparral Gold Corp.†	1,641	2,437
50,000	Freeport-McMoRan Copper & Gold Inc.	1,617,183	1,825,000
5,000	Lumina Copper Corp.†	44,753	46,249
55,000	Newmont Mining Corp.	2,120,813	1,399,200
10,000	Pan American Silver Corp.	188,281	153,320
500	Papillon Resources Ltd.†	750	891
11,000	Vulcan Materials Co.	428,239	701,250

		6,289,020	6,133,471

	Paper and Forest Products — 0.0%
190,000	Ainsworth Lumber Co. Ltd.†	700,230	493,229

	Real Estate — 0.1%
120,164	American Realty Capital Healthcare Trust Inc.	1,308,627	1,308,586
500	American Tower Corp.	7,707	44,990

		1,316,334	1,353,576

	Retail — 5.3%
1,500	Aaron’s Inc.†	40,041	53,460
1,000	Casey’s General Stores Inc.	39,425	70,290
31,700	CST Brands Inc.	1,048,973	1,093,650
0	Loblaw Companies Ltd.	14	15
23,000	Macy’s Inc.	472,196	1,334,460
4,000	Pier 1 Imports Inc.	27,590	61,640
704,000	Safeway Inc.	25,532,934	24,175,360
240	SpartanNash Co.	4,800	5,042
200,000	Susser Holdings Corp.†	15,577,236	16,144,000
1,300,000	Zale Corp.†	27,196,380	27,300,000

		69,939,589	70,237,917

	Semiconductors — 0.4%
5,000	Lam Research Corp.	180,344	337,900
800,413	PLX Technology Inc.†	5,215,279	5,178,672
2,500	Xcerra Corp.†	18,894	22,750

		5,414,517	5,539,322

	Specialty Chemicals — 0.5%
20,000	Chemtura Corp.†	499,988	522,600
34,000	International Flavors & Fragrances Inc.	3,257,244	3,545,520
4,000	Monsanto Co.	186,093	498,960
159,000	PetroLogistics LP	2,273,152	2,283,240
7,500	SGL Carbon SE†	238,848	246,731

		6,455,325	7,097,051

	Telecommunications — 2.7%
477,000	Aeroflex Holding Corp.†	4,991,667	5,008,500

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
300,000	Asia Satellite Telecommunications Holdings Ltd.	$683,347	$1,136,070
14,000	BCE Inc.	471,292	635,040
600,000	Cbeyond Inc.†	5,915,461	5,970,000
15,000	Corning Inc.	202,980	329,250
130,000	Koninklijke KPN NV†	396,278	473,682
250,000	Portugal Telecom SGPS SA	1,434,992	916,062
3,926	Sprint Corp.†	23,452	33,489
164,000	Telenet Group Holding NV†	7,472,681	9,346,406
4,000	Telephone & Data Systems Inc.	105,891	104,440
23,000	tw telecom inc.†	898,803	927,130
5,000	Verizon Communications Inc.	157,820	244,650
222,000	Ziggo NV	9,867,389	10,265,562

		32,622,053	35,390,281

	Wireless Communications — 0.2%
20,000	Blackberry Ltd.†	147,635	204,800
14,000	Metricom Inc.†	1,680	1
24,000	Millicom International Cellular SA, SDR	2,347,085	2,198,292
100,000	NII Holdings Inc.†	173,963	55,000
7,500	T-Mobile US Inc.†	121,875	252,150
9,500	United States Cellular Corp.†	362,501	387,600

		3,154,739	3,097,843

	TOTAL COMMON STOCKS	473,671,741	507,914,913

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
5,000	Cincinnati Bell Inc., 6.750%, Ser. B	103,561	239,995

	RIGHTS — 0.2%
	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	0	57,512
135,000	American Medical Alert Corp.†	0	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940	5,940
10,000	Clinical Data Inc., CVR, expire 04/14/18†	0	9,500
5,000	Community Health Systems Inc., CVR†	158	334
10,000	Cubist Pharmaceuticals Inc., CVR†	22,225	1,159
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
290,000	Sanofi, CVR, expire 12/31/20†	477,750	145,000

Shares		Cost	Market Value
825,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	$401,888	$437,250
69,000	Trius Therapeutics, CVR†	0	8,970

		907,961	667,075

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/16†	1,636,304	1,764,000

	TOTAL RIGHTS	2,544,265	2,431,075

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Holdings Corp., expire 12/27/14†	14,912	2

	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	61,383	88,960

	TOTAL WARRANTS	76,295	88,962

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 500,000	Layne Christensen Co., 4.250%, 11/15/18(a)	500,000	455,000

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	711,567	129,000

	U.S. GOVERNMENT OBLIGATIONS — 61.6%
821,022,000	U.S. Treasury Bills, 0.020% to 0.080%††, 07/03/14 to 12/11/14(b)	820,947,123	820,960,673

	TOTAL INVESTMENTS — 100.0%	$1,298,554,552	1,332,219,618

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Settlement Date	Unrealized Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — (0.0)%
14,000,000(c)	Deliver British Pounds in exchange for United States Dollars 23,954,514(d)	07/25/14	$(192,006)
26,500,000(e)	Deliver Euros in exchange for United States Dollars 36,289,936(d)	07/25/14	(172,768)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(364,774)

			Market Value
	SECURITIES SOLD SHORT — (2.5)%
	(Proceeds received $31,383,053)		(33,453,603)

	Other Assets and Liabilities (Net) — 2.5%		34,179,542

	NET ASSETS — 100.0%		$1,332,580,783

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (2.5)%
	Building and Construction — (1.0)%
279,360	Lennar Corp., Cl. A	$10,932,779	$11,727,533
7,000	Martin Marietta Materials Inc.	845,464	924,350

		11,778,243	12,651,883

	Financial Services — (0.0)%
2,000	M&T Bank Corp.	227,995	248,100

	Health Care — (1.5)%
74,385	Actavis plc	15,650,001	16,591,574
62,140	Medtronic Inc.	3,726,814	3,962,046

		19,376,815	20,553,620

	TOTAL SECURITIES SOLD SHORT	$31,383,053	$33,453,603

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of the Rule 144A security amounted to $455,000 or 0.03% of net assets.

(b)	At June 30, 2014, $99,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	Principal amount denoted in British Pounds.
(d)	At June 30, 2014, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(e)	Principal amount denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities June 30, 2014 (Unaudited)
Assets:
Investments, at value (cost $1,298,554,552)	$1,332,219,618
Foreign currency, at value (cost $2,410)	2,405
Cash	2,766
Deposit at brokers (including proceeds from securities sold short of $31,383,053)	32,234,069
Receivable for investments sold	14,249,033
Receivable for Fund shares sold	3,741,631
Dividends and interest receivable	559,922
Prepaid expenses	89,336

Total Assets	1,383,098,780

Liabilities:
Securities sold short, at value	33,453,603
Payable for investments purchased	10,602,654
Payable for Fund shares redeemed	5,288,078
Payable for investment advisory fees	545,263
Payable for distribution fees	166,792
Payable for accounting fees	11,250
Unrealized depreciation on forward foreign exchange contracts	364,774
Dividends payable on securities sold short	4,200
Other accrued expenses	81,383

Total Liabilities	50,517,997

Net Assets (applicable to 129,076,000 shares outstanding)	$1,332,580,783

Net Assets Consist of:
Paid-in capital	$1,293,501,073
Accumulated net investment income	52,924
Accumulated net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	7,795,446
Net unrealized appreciation on investments	33,665,066
Net unrealized depreciation on securities sold short	(2,070,550)
Net unrealized depreciation on foreign currency translations	(363,176)

Net Assets	$1,332,580,783

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($522,380,057 ÷ 50,310,111 shares outstanding)	$10.38

Advisor Class:
Net Asset Value, offering, and redemption price per share ($810,200,726 ÷ 78,765,889 shares outstanding)	$10.29

Statement of Operations For the Six Months Ended June 30, 2014 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $46,339)	$2,841,204
Interest	260,508

Total Investment Income	3,101,712

Expenses:
Investment advisory fees	3,105,221
Distribution fees - Advisor Class	948,544
Custodian fees	77,360
Registration expenses	69,132
Shareholder communications expenses	49,196
Directors’ fees	45,623
Shareholder services fees	38,344
Accounting fees	22,500
Service fees for securities sold short	20,670
Dividend expense on securities sold short	17,214
Legal and audit fees	12,241
Interest expense	183
Miscellaneous expenses	31,065

Total Expenses	4,437,293

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(12,268)

Net Expenses	4,425,025

Net Investment Loss	(1,323,313)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	11,789,822
Net realized loss on securities sold short	(45,544)
Net realized gain on swap contracts	475,592
Net realized loss on foreign currency transactions	(2,362,004)

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	9,857,866

Net change in unrealized appreciation/depreciation:
on investments	9,440,695
on securities sold short	(1,671,215)
on swap contracts	(503,693)
on foreign currency translations	844,448

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	8,110,235

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	17,968,101

Net Increase in Net Assets Resulting from Operations	$16,644,788

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income/(loss)	$(1,323,313)	$3,373,581
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	9,857,866	16,539,253
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	8,110,235	14,907,364

Net Increase in Net Assets Resulting from Operations	16,644,788	34,820,198

Distributions to Shareholders:
Net investment income
Class AAA	—	(412,054)
Advisor Class	—	(289,686)

	—	(701,740)

Net realized gain
Class AAA	—	(6,883,973)
Advisor Class	—	(11,614,846)

	—	(18,498,819)

Return of capital
Class AAA	—	(317,964)
Advisor Class	—	(223,538)

	—	(541,502)

Total Distributions to Shareholders	—	(19,742,061)

Capital Share Transactions:
Class AAA	68,969,326	139,152,015
Advisor Class	122,993,485	366,137,467

Net Increase in Net Assets from Capital Share Transactions	191,962,811	505,289,482

Redemption Fees	1,709	25,341

Net Increase in Net Assets	208,609,308	520,392,960
Net Assets:
Beginning of year	1,123,971,475	603,578,515

End of period (including undistributed net investment income of $52,924 and $1,376,237, respectively)	$1,332,580,783	$1,123,971,475

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)													Ratios to Average Net Assets/
		from Investment Operations				Distributions									Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$10.24	$(0.00	)(b)	$0.14	$0.14	—		—	—		—	$0.00	$10.38	1.4%	$522,380	(0.06	)%(d)	0.56	%(d)	159%
2013	9.96	0.06		0.43	0.49	$(0.01)		$(0.19)	$(0.01)		$(0.21)	0.00	10.24	4.9	446,566	0.63		0.58		324
2012	9.76	0.02		0.49	0.51	(0.04)		(0.27)	—		(0.31)	0.00	9.96	5.2	299,111	0.17		0.60		256
2011	9.86	(0.01)		0.20	0.19	(0.08)		(0.21)	—		(0.29)	0.00	9.76	1.9	247,060	(0.06)		0.62		276
2010	9.69	(0.01)		0.41	0.40	—		(0.23)	—		(0.23)	0.00	9.86	4.1	176,169	(0.07)		0.64		363
2009	9.28	(0.01)		0.57	0.56	—		(0.15)	(0.00	)(b)	(0.15)	0.00	9.69	6.0	244,255	(0.06)		0.66		472
Advisor Class
2014(c)	$10.16	$(0.02)		$0.15	$0.13	—		—	—		—	$0.00	$10.29	1.3%	$810,201	(0.31	)%(d)	0.81	%(d)	159%
2013	9.89	0.03		0.43	0.46	$(0.00	)(b)	$(0.19)	$(0.00	)(b)	$(0.19)	0.00	10.16	4.7	677,405	0.29		0.83		324
2012	9.69	0.01		0.47	0.48	(0.01)		(0.27)	—		(0.28)	0.00	9.89	4.9	304,468	0.14		0.85		256
2011	9.79	(0.00	)(b)	0.16	0.16	(0.05)		(0.21)	—		(0.26)	0.00	9.69	1.6	245,032	(0.05)		0.87		276
2010	9.65	(0.03)		0.40	0.37	—		(0.23)	—		(0.23)	0.00	9.79	3.8	270,772	(0.31)		0.89		363
2009	9.26	(0.03)		0.57	0.54	—		(0.15)	(0.00	)(b)	(0.15)	0.00	9.65	5.8	170,835	(0.32)		0.91		472

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc. (the “Corporation”), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs			Total Market Value at 6/30/14
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$6,871,601	—	$5,000	$6,876,601
Health Care	58,717,530	—	147,163	58,864,693
Retail	42,937,917	$ 27,300,000	—	70,237,917
Wireless Communications	3,097,842	—	1	3,097,843
Other Industries (a)	368,837,859	—	—	368,837,859
Total Common Stocks	480,462,749	27,300,000	152,164	507,914,913
Preferred Stocks (a)	239,995	—	—	239,995
Rights:
Health Care	583,743	—	83,332	667,075
Wireless Communications	—	—	1,764,000	1,764,000
Total Rights	583,743	—	1,847,332	2,431,075
Warrants (a)	88,962	—	—	88,962
Convertible Corporate Bonds (a)	—	455,000	—	455,000
Corporate Bonds (a)	—	129,000	—	129,000
U.S. Government Obligations	—	820,960,673	—	820,960,673
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$481,375,449	$848,844,673	$1,999,496	$1,332,219,618
LIABILITIES (Market Value):
Securities Sold Short (a)	$(33,453,603)	—	—	$(33,453,603)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(33,453,603)	—	—	$(33,453,603)
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
Forward Foreign Exchange Contracts	—	$ (364,774)	—	$(364,774)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ (364,774)	—	$(364,774)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. At June 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

The Fund’s volume of activity in equity contract for difference swap agreements which were held through February 6, 2014 had an average monthly notional amount of approximately $19,593,501, while held.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2014 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2014 had an average monthly notional amount of approximately $104,635,714.

As of June 30, 2014, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2014, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

At June 30, 2014, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Forward Foreign Exchange Contracts	$364,774	$-	$364,774

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2014:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
State Street Bank and Trust Co.	$364,774	$(364,774)	$-	$-

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at June 30, 2014 are reflected within the Schedule of Investments.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$10,463,064
Net long term capital gains	8,737,495
Return of capital	541,502

Total distributions paid	$19,742,061

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2014:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$1,299,797,968	$40,903,083	$(8,481,433)	$32,421,650
Securities sold short	(31,383,053)	—	(2,070,550)	(2,070,550)

		$40,903,083	$(10,551,983)	$30,351,100

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $12,268.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $755,008,904 and $656,783,718, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $204,070 to G.research, Inc., an affiliate of the Adviser.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As of June 30, 2014, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2014, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,700,253	$79,135,118	21,783,757	$223,059,319
Shares issued upon reinvestment of distributions	—	—	699,878	7,131,764
Shares redeemed	(989,078)	(10,165,792)	(8,920,072)	(91,039,068)

Net increase	6,711,175	$68,969,326	13,563,563	$139,152,015

Advisor Class
Shares sold	22,320,889	$227,317,497	50,598,342	$515,494,591
Shares issued upon reinvestment of distributions	—	—	884,481	8,942,104
Shares redeemed	(10,231,071)	(104,324,012)	(15,604,684)	(158,299,228)

Net increase	12,089,818	$122,993,485	35,878,139	$366,137,467

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 25, 2014, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of specialty diversified equity funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quintile for the one and three year periods and in the fourth quintile for the five year period. They also noted that the peer group for the Fund encompasses a broad range of funds, which makes direct performance comparisons more difficult.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q214SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/02/2014

* Print the name and title of each signing officer under his or her signature.